Equity - Summary of Information Relating to Share Options Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	13,067	15,057	23,680
Weighted Average Remaining Life of Outstanding Options (months)	59 years
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 63.11
$5.34 – $13.57
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	1,787
Weighted Average Remaining Life of Outstanding Options (months)	25 years
$5.34 – $13.57 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
$5.34 – $13.57 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 13.57
$13.58 – $17.14
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,571
Weighted Average Remaining Life of Outstanding Options (months)	66 years
$13.58 – $17.14 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 13.58
$13.58 – $17.14 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 17.14
$17.15 – $28.05
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,020
Weighted Average Remaining Life of Outstanding Options (months)	29 years
$17.15 – $28.05 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 17.15
$17.15 – $28.05 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 28.05
$28.06 – $39.89
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,997
Weighted Average Remaining Life of Outstanding Options (months)	67 years
$28.06 – $39.89 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 28.06
$28.06 – $39.89 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 39.89
$39.90 – $63.11
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,692
Weighted Average Remaining Life of Outstanding Options (months)	100 years
$39.90 – $63.11 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 39.90
$39.90 – $63.11 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 63.11